Goodwill and Intangible Assets, Net (Details) - Schedule of presents goodwill by reporting unit and changes in goodwill $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Goodwill [Line Items]
December 31, 2019	$ 86,984
Disposals	(69)
Impairments	(11,594)
Foreign currency translation	(8,322)
September 30, 2020	66,999
Analytics [Member]
Goodwill [Line Items]
December 31, 2019	15,566
Disposals
Impairments	(5,652)
Foreign currency translation	(2,431)
September 30, 2020	7,483
Commerce [Member]
Goodwill [Line Items]
December 31, 2019	6,878
Disposals	(69)
Impairments	(4,915)
Foreign currency translation	(1,243)
September 30, 2020	651
Cloud [Member]
Goodwill [Line Items]
December 31, 2019	5,965
Disposals
Impairments	(1,027)
Foreign currency translation	(932)
September 30, 2020	4,006
Agile Nearshore [Member]
Goodwill [Line Items]
December 31, 2019	30,694
Disposals
Impairments
Foreign currency translation
September 30, 2020	30,694
Transformation [Member]
Goodwill [Line Items]
December 31, 2019	27,881
Disposals
Impairments
Foreign currency translation	(3,716)
September 30, 2020	$ 24,165